Leases (Details) - Schedule of Cost of Right of Use Asset - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Right of Use Asset [Line Items]
Total, right of use asset	$ 2,980,106	$ 2,826,607
Buildings [Member]
Schedule of Cost of Right of Use Asset [Line Items]
Total, right of use asset	2,948,056	2,782,432
Vehicles [Member]
Schedule of Cost of Right of Use Asset [Line Items]
Total, right of use asset	18,950	24,771
Lands [Member]
Schedule of Cost of Right of Use Asset [Line Items]
Total, right of use asset	7,540	9,128
Equipment [Member]
Schedule of Cost of Right of Use Asset [Line Items]
Total, right of use asset	$ 5,560	$ 10,276